Share-Based Compensation - Stock Options Outstanding and Exercisable Pursuant to Share-Based Compensation Plans (Detail) (USD $)	12 Months Ended
Jan. 31, 2013
Range of Exercise Prices, $12.58 - $16.33 [Member] | 2009 LTIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Number of shares outstanding	8,408
Options outstanding, Weighted average remaining life (years)	7 years 4 months 24 days
Options outstanding, Weighted average exercise price per share	$ 12.58
Options exercisable, Number of shares exercisable	8,408
Options exercisable, Weighted average exercise price per share	$ 12.58
Range of Exercise Prices, Minimum	$ 12.58
Range of Exercise Prices, Maximum	$ 16.33
Range of Exercise Prices, $16.34 - $20.07 [Member] | 2009 LTIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Number of shares outstanding	410,052
Options outstanding, Weighted average remaining life (years)	8 years 9 months 18 days
Options outstanding, Weighted average exercise price per share	$ 18.21
Options exercisable, Number of shares exercisable	58,526
Options exercisable, Weighted average exercise price per share	$ 20.07
Range of Exercise Prices, Minimum	$ 16.34
Range of Exercise Prices, Maximum	$ 20.07
Range of Exercise Prices, $13.51 - $15.32 [Member] | 2004 LTIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Number of shares outstanding	326,736
Options outstanding, Weighted average remaining life (years)	3 years 9 months 18 days
Options outstanding, Weighted average exercise price per share	$ 14.24
Options exercisable, Number of shares exercisable	326,736
Options exercisable, Weighted average exercise price per share	$ 14.24
Range of Exercise Prices, Minimum	$ 13.51
Range of Exercise Prices, Maximum	$ 15.32
Range of Exercise Prices, $15.33 - $19.98 [Member] | 2004 LTIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Number of shares outstanding	304,990
Options outstanding, Weighted average remaining life (years)	2 years 4 months 24 days
Options outstanding, Weighted average exercise price per share	$ 17.02
Options exercisable, Number of shares exercisable	297,490
Options exercisable, Weighted average exercise price per share	$ 17.02
Range of Exercise Prices, Minimum	$ 15.33
Range of Exercise Prices, Maximum	$ 19.98
Range of Exercise Prices, $19.99 - $22.26 [Member] | 2004 LTIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Number of shares outstanding	338,640
Options outstanding, Weighted average remaining life (years)	2 years 2 months 12 days
Options outstanding, Weighted average exercise price per share	$ 22.04
Options exercisable, Number of shares exercisable	338,640
Options exercisable, Weighted average exercise price per share	$ 22.04
Range of Exercise Prices, Minimum	$ 19.99
Range of Exercise Prices, Maximum	$ 22.26
Range of Exercise Prices, $22.27 - $36.08 [Member] | 2004 LTIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Number of shares outstanding	335,635
Options outstanding, Weighted average remaining life (years)	2 years 9 months 18 days
Options outstanding, Weighted average exercise price per share	$ 27.20
Options exercisable, Number of shares exercisable	335,635
Options exercisable, Weighted average exercise price per share	$ 27.20
Range of Exercise Prices, Minimum	$ 22.27
Range of Exercise Prices, Maximum	$ 36.08
Range of Exercise Prices, $7.31 - $9.22 [Member] | 2000 Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Number of shares outstanding	40,400
Options outstanding, Weighted average remaining life (years)	1 month 6 days
Options outstanding, Weighted average exercise price per share	$ 8.26
Options exercisable, Number of shares exercisable	40,400
Options exercisable, Weighted average exercise price per share	$ 8.26
Range of Exercise Prices, Minimum	$ 7.31
Range of Exercise Prices, Maximum	$ 9.22
Range of Exercise Prices, $9.23 - $10.71 [Member] | 2000 Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Number of shares outstanding	5,250
Options outstanding, Weighted average remaining life (years)	8 months 12 days
Options outstanding, Weighted average exercise price per share	$ 10.18
Options exercisable, Number of shares exercisable	5,250
Options exercisable, Weighted average exercise price per share	$ 10.18
Range of Exercise Prices, Minimum	$ 9.23
Range of Exercise Prices, Maximum	$ 10.71
Range of Exercise Prices, $10.72 - $11.24 [Member] | 2000 Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Number of shares outstanding	132,500
Options outstanding, Weighted average remaining life (years)	6 months
Options outstanding, Weighted average exercise price per share	$ 11.24
Options exercisable, Number of shares exercisable	132,500
Options exercisable, Weighted average exercise price per share	$ 11.24
Range of Exercise Prices, Minimum	$ 10.72
Range of Exercise Prices, Maximum	$ 11.24
Range of Exercise Prices, $8.44 - $11.11 [Member] | Directors Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Number of shares outstanding	9,000
Options outstanding, Weighted average remaining life (years)	4 months 24 days
Options outstanding, Weighted average exercise price per share	$ 10.29
Options exercisable, Number of shares exercisable	9,000
Options exercisable, Weighted average exercise price per share	$ 10.29
Range of Exercise Prices, Minimum	$ 8.44
Range of Exercise Prices, Maximum	$ 11.11
Range of Exercise Prices, $11.12 - $11.93 [Member] | Directors Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Number of shares outstanding	45,000
Options outstanding, Weighted average remaining life (years)	9 months 18 days
Options outstanding, Weighted average exercise price per share	$ 11.93
Options exercisable, Number of shares exercisable	45,000
Options exercisable, Weighted average exercise price per share	$ 11.93
Range of Exercise Prices, Minimum	$ 11.12
Range of Exercise Prices, Maximum	$ 11.93